Property and equipment, net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and equipment, net	Property and equipment, net

	As of December 31,
(in thousands)	2022	2021
Leasehold improvements	€6,865	€6,865
Capitalized software and software development costs	28,867	26,643
Computer equipment	15,916	15,795
Furniture and fixtures	3,045	3,026
Subtotal	54,693	52,329
Less: accumulated depreciation	42,175	37,537
Construction in process	557	1,113
Property and equipment, net	€13,075	€15,905
Our headquarters in Düsseldorf, Germany is accounted for as an operating lease, and consequently the operating lease right-of-use ("ROU") assets and operating lease liabilities are recognized on our consolidated balance sheets (see Note 2 - Significant accounting policies - Leases and Note 7 - Leases for further information).
As part of the amendment to the campus operating lease agreement on January 29, 2021, we transferred long-lived assets with a net book value of €7.5 million related to the terminated floor space to the landlord. We recognized a gain of €0.2 million on the sale of the fixed assets.
We establish assets and liabilities for the present value of estimated future costs to return our new headquarters to their original condition under the authoritative accounting guidance for asset retirement obligations. Such assets are depreciated over the useful live of the underlying asset or the lease period and the recorded liabilities are accreted to the future value of the estimated restoration costs. As of December 31, 2022 and 2021, an asset retirement obligation asset and liability of €0.1 million is included within building and leasehold improvements, gross of accumulated depreciation of €13 thousand and €6 thousand, respectively, for the cost to decommission the physical space of our headquarters and our leased facilities.
As of December 31, 2022 and 2021, our internally developed capitalized software and acquired software development costs, net of accumulated amortization, were €5.3 million and €6.9 million, respectively. During the year ended December 31, 2022, we recorded an impairment of €0.9 million related to acquired software and internally capitalized software development costs. We recognized the loss on impairment within our operating expenses.
As of December 31, 2022 and 2021, our computer equipment costs, net of accumulated amortization, were €1.3 million and €1.8 million, respectively.